Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES
   Inventories consist of the following:
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Finished goods	$96,071	$-